Intangible Assets - Narrative (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) license	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Loss on impairment					$ 262,000,000
Goodwill				$ 509,000,000	509,000,000	$ 766,000,000
Amortization expense for intangible assets				26,000,000	11,000,000	14,000,000
Estimated amortization expense
2019				24,000,000
2020				21,000,000
2021				19,000,000
2022				19,000,000
2023				$ 18,000,000
Franchise rights
Indefinite-lived Intangible Assets [Line Items]
Useful life				15 years
U.S. Cellular
Goodwill [Line Items]
Accumulated impairment losses in prior periods						334,000,000
Loss on impairment			$ 227,000,000		227,000,000
Goodwill			0	$ 0	0	227,000,000
HMS
Goodwill [Line Items]
Loss on impairment			35,000,000		35,000,000
Goodwill			$ 0
Wireline
Goodwill [Line Items]
Accumulated impairment losses in prior periods						29,000,000
Loss on impairment					0
Goodwill				409,000,000	409,000,000	409,000,000
Other
Goodwill [Line Items]
Accumulated impairment losses in prior periods						88,000,000
Loss on impairment					35,000,000
Goodwill				$ 0	$ 0	$ 35,000,000
US Cellular
Indefinite-lived Intangible Assets [Line Items]
FCC upfront payment		$ 143,000,000
Licenses won | license	188
Aggregate purchase price	$ 329,000,000
Remaining payment made	$ 186,000,000